Business Segments (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Business Segments

Operating results by segment are as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Revenue:
Rig Systems	$2,256	$1,911
Rig Aftermarket	750	551
Wellbore Technologies	1,278	1,223
Completion & Production Solutions	1,002	1,002
Eliminations	(397)	(311)

Total Revenue	$4,889	$4,376

Operating Profit:
Rig Systems	$451	$370
Rig Aftermarket	191	142
Wellbore Technologies	221	182
Completion & Production Solutions	137	136
Unallocated expenses and eliminations	(201)	(137)

Total Operating Profit	$799	$693

Operating Profit %:
Rig Systems	20.0%	19.4%
Rig Aftermarket	25.5%	25.8%
Wellbore Technologies	17.3%	14.9%
Completion & Production Solutions	13.7%	13.6%
Total Operating Profit %	16.3%	15.8%

Other Costs by Segment

Other costs by segment are as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Other costs:
Rig Systems	$—	$2
Rig Aftermarket	—	—
Wellbore Technologies	3	26
Completion & Production Solutions	6	36

Total other costs	$9	$64